Annual Total Returns[BarChart] - PSF PGIM Flexible Managed Portfolio - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.34%	13.37%	20.15%	11.05%	1.01%	8.52%	14.97%	(4.18%)	19.87%	9.59%